LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Investments [Abstract]
Schedule of equity method investments
The Group’s long-term investments consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments (a)	31,779	16,669
Equity securities accounted for under alternative measurement (b)	196,296	207,771
Equity securities with readily determinable fair values (c)	153,326	189,885

Total long-term investments	381,401	414,325

Equity method investments carrying amount of unrealized gain disclosure
The carry amount and unrealized securities holding gain/ (loss) for the investments under equity method as of December 31, 2022 was as follows,

Equity method investments
Total value booked under equity method as of December 31, 2020	58,479
Addition	630
Disposal of long-term investments	(16,793)
Share of cumulative loss for the year ended December 31, 2021	(10,537)

Total value booked under equity method as of December 31, 2021	31,779
Dividends received	(254)
Disposal of long-term investments (i)	(2,805)
Others (ii)	(5,000)
Share of cumulative loss for the year ended December 31, 2022	(7,051)

Total value booked under equity method as of December 31, 2022	16,669